Employee Benefits - Summary of Assumptions Used in Determining the Net Period Cost (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Puerto Rico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	3.61%	4.16%	4.42%
Rate of future salary increases	2.75%	3.50%	3.50%
Percentage of increase in health care costs for the coming year	3.57%	4.20%	5.70%
Year to which this level will be maintained	N/A	N/A	2027
Brazil [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	10.18%	10.84%	12.57%
Rate of future salary increases	4.50%	4.85%	5.00%
Percentage of increase in health care costs for the coming year	11.00%	11.35%	11.50%
Year to which this level will be maintained	2028	2017
Mexico [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	10.70%	10.70%	9.20%
Rate of future salary increases	4.50%	4.50%	4.50%
Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	1.00%	1.00%
Rate of increase of pensions	1.60%	1.60%	1.60%
Europe [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	0.00%	0.00%	0.00%
Europe [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Employee turnover rate	1.72%	1.88%	2.06%
Europe [member] | Actuarial assumption rate one [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	1.50%	1.50%	1.25%
Rate of future salary increases	3.00%	3.00%	4.90%
Europe [member] | Actuarial assumption rate two [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate and long-term rate return	2.00%	1.75%	2.25%
Rate of future salary increases	3.50%	3.90%	3.00%
Europe [member] | Actuarial assumption rate three [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of future salary increases	4.40%	4.40%	4.50%